Other operating expenses	12 Months Ended
Dec. 31, 2024
Other expense by nature [Abstract]
Other operating expenses	Other operating expenses

	2024	2023	2022
Turnover tax	319,231,352	443,134,044	277,100,441
Loss from sale or impairment of investment properties and other non-financial assets	37,587,578	518,959	81,796
Provisions for legal and administrative proceedings	27,040,824	34,635,857	26,355,247
Loss on initial recognition of loans bearing below market interest rate	26,577,005	25,415,443	28,528,171
Expected credit losses on financial guarantee and loan commitments	19,499,523	10,561,016	13,866,405
Adjustment for restatement of dividends in constant currency	12,453,062	—	—
Contributions to the Deposits Guarantee Fund (Note 44)	10,933,914	12,473,800	13,784,610
Damage claims	4,142,449	5,541,215	10,026,803
Provisions for reorganization	—	—	16,096,761
Other operating expenses	33,706,431	39,575,442	32,703,224
TOTAL	491,172,138	571,855,776	418,543,458